Exhibit 99.4

Client Name:
Client Project Name:
Start - End Dates:
Deal Loan Count:
Report Run Date:	1/5/2018 1:19 AM

Clayton Conditions Summary

Loans in Report:
Loans with Conditions:

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Credit/Mtg History
143 - Total Satisfied Conditions

61 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Application
7 - Category: Assets
10 - Category: Credit/Mtg History
5 - Category: DTI
16 - Category: Income/Employment
5 - Category: Insurance
4 - Category: Legal Documents
1 - Category: LTV/CLTV
5 - Category: Terms/Guidelines
1 - Category: Title
23 - Property Valuations Review Scope
21 - Category: Appraisal
1 - Category: FEMA
1 - Category: Value
59 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
3 - Category: Documentation
5 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
1 - Category: RESPA
1 - Category: State Consumer Protection
44 - Category: TILA/RESPA Integrated Disclosure
41 - Total Waived Conditions

20 - Credit Review Scope
2 - Category: Application
7 - Category: Credit/Mtg History
5 - Category: Income/Employment
4 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: Property
1 - Category: Value
18 - Compliance Review Scope
18 - Category: State Rate Spread

©2017 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.